Related Party Transactions - Additional Information (Detail)					1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 01, 2025 USD ($)	May 14, 2025 USD ($)	Apr. 30, 2025 shares	Feb. 15, 2024 USD ($) $ / shares shares	May 31, 2025 shares	Apr. 30, 2025 shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 15, 2025 $ / shares	Dec. 27, 2024 $ / shares	Mar. 31, 2024 shares	Feb. 22, 2024 shares
Related Party Transaction [Line Items]
Common stock, par value | $ / shares																$ 10
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders				20
Payment for administrative fees							$ 90,000		$ 135,000		$ 0
Amount Paid To Director Cash Compensation	$ 75,000
Noninterest Expense Directors Fees							37,500		37,500
Director Accrued Expenses							37,500		37,500
Accrued expenses							67,450		67,450				$ 0	$ 0
General and Administrative Expense							$ 1,234,544	$ 69	$ 1,437,976		51,910		$ 51,910
ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
Common stock, shares issued | shares							49,694,426		49,694,426				45,512,715	45,512,715	35,831,766
Common stock, par value | $ / shares							$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, value, issued							$ 5,000		$ 5,000				$ 5,000	$ 5,000	$ 4,000
Service Revenue									21,674,000	$ 19,581,000				28,836,000	10,950,000
Cost of Revenue									13,590,000	15,604,000				19,772,000	6,514,000
Accounts Receivable							4,532,000		4,532,000				4,033,000	4,033,000	2,057,000
Research and Development Expense									15,324,000	17,653,000				22,303,000	33,824,000
Accrued expenses							8,489,000		8,489,000				9,278,000	9,278,000	3,086,000
General and Administrative Expense									16,860,000	17,461,000				23,875,000	22,871,000
Accounts Payable							5,682,000		5,682,000				1,361,000	1,361,000	2,363,000
ColdQuanta Inc dba Infleqtion [Member] | Service [Member]
Related Party Transaction [Line Items]
Service Revenue									5,687,000	5,184,000				6,511,000	4,218,000
Cost of Revenue									2,939,000	1,828,000				2,201,000	2,188,000
Related Party [Member]
Related Party Transaction [Line Items]
Notes payable							0		0				184,847	184,847
University of Colorado-Boulder [Member] | ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
Accounts Receivable							0	$ 0	0	0	$ 0		0	0	0
Accounts Payable							3,000		3,000				0	0
University of Colorado-Boulder [Member] | ColdQuanta Inc dba Infleqtion [Member] | Service [Member]
Related Party Transaction [Line Items]
Service Revenue									0	100,000				100,000	60,000
Cost of Revenue									0	58,000				90,000	900,000
University of Wisconsin-Madison [Member] | ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
Research and Development Expense									400,000	400,000				500,000	800,000
Accrued expenses							400,000		400,000				500,000	500,000	0
Total Research Funding Amount														4,700,000
University of Wisconsin-Madison [Member] | Subsequent Event [Member] | ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
Research Funding Commitment Amount												$ 500,000
Patent Attorney Related Party [Member] | ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
General and Administrative Expense									0	88,000				100,000	400,000
Accounts Payable							0		0				0	0	20,000
Consulting Agreement Related Party [Member] | ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
Research and Development Expense									100,000	31,000				41,000	200,000
Accounts Payable							$ 0		0				$ 0	0	$ 0
Consulting Agreement Grant Dollens Related Party [Member] | ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
General and Administrative Expense									100,000	$ 0				45,000
Monthly Consulting Fee Related Party									15,000					$ 15,000
Consulting Agreement Grant Day Related Party [Member] | ColdQuanta Inc dba Infleqtion [Member]
Related Party Transaction [Line Items]
General and Administrative Expense									$ 600,000
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount				$ 600,000
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture | shares				1,125,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares issued | shares				7,187,500			10,350,000		10,350,000				10,350,000	10,350,000				8,625,000	8,625,000
Common stock, par value | $ / shares				$ 0.0001
Number of shares subject to forfeiture | shares													1,125,000
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders													20
Stock Issued During Period, Shares, New Issues | shares			1,437,500	1,437,500		1,437,500
Shares, Outstanding | shares			8,625,000			8,625,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture | shares				1,350,000
Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.003
Common stock, value, issued				$ 25,000
Reimbursement to related party for office space, utilities, and secretarial and administrative support		$ 30,000
Stock Issued During Period, Shares, New Issues | shares					1,725,000
Shares, Outstanding | shares			8,625,000		10,350,000	8,625,000
Sponsor [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Loans Payable, Noncurrent							$ 0		$ 0				$ 184,847	$ 184,847
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, convertible, conversion price | $ / shares							$ 10		$ 10				$ 10	$ 10
Sponsor [Member] | Maximum [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount							$ 1,500,000		$ 1,500,000				$ 1,500,000	$ 1,500,000